LOANS RECEIVABLE - Loan Portfolio Based on Risk Rating (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Loan portfolio based on risk rating
Total Loans Receivable	$ 784,792	$ 930,435
Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	609,623	727,072
Pass - Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	102,763	58,569
Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	810	5,012
Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	71,428	139,005
Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	168	777
Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Residential properties [Member]
Loan portfolio based on risk rating
Total Loans Receivable	370,296	332,320
Residential properties [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	320,090	283,771
Residential properties [Member] | Pass - Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	24,449	11,076
Residential properties [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	227	4,689
Residential properties [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	25,397	32,011
Residential properties [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	133	773
Residential properties [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Residential Held For Sale [Member]
Loan portfolio based on risk rating
Total Loans Receivable	69,079	163,834
Residential Held For Sale [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	69,079	163,834
Residential Held For Sale [Member] | Pass - Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Residential Held For Sale [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Residential Held For Sale [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Residential Held For Sale [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Residential Held For Sale [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Commercial real estate [Member]
Loan portfolio based on risk rating
Total Loans Receivable	266,895	319,272
Commercial real estate [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	194,070	256,158
Commercial real estate [Member] | Pass - Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	56,640	28,439
Commercial real estate [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	583	323
Commercial real estate [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	15,567	34,352
Commercial real estate [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	35
Commercial real estate [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Construction and Development [Member]
Loan portfolio based on risk rating
Total Loans Receivable	60,697	89,689
Construction and Development [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	20,789	14,370
Construction and Development [Member] | Pass - Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	20,698	19,054
Construction and Development [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Construction and Development [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	19,210	56,261
Construction and Development [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable		4
Construction and Development [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Commercial loans [Member]
Loan portfolio based on risk rating
Total Loans Receivable	12,226	17,567
Commercial loans [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable		1,318
Commercial loans [Member] | Pass - Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	976
Commercial loans [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Commercial loans [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	11,250	16,249
Commercial loans [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Commercial loans [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Installment [Member]
Loan portfolio based on risk rating
Total Loans Receivable	5,599	7,753
Installment [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	5,595	7,621
Installment [Member] | Pass - Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Installment [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Installment [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	4	132
Installment [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable
Installment [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable